Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares Rate	Feb. 26, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

STOCK OPTION GRANT TIMING

We are providing the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. Eaton has maintained a long-standing practice of awarding annual equity grants to employees on a pre-determined schedule. Specifically, the Committee approves grants for senior officers, including the NEOs, and other eligible Stock Plan participants at its first meeting in each new fiscal year. This meeting typically occurs in February several weeks after the public release of our financial results for the prior year (and associated Form 8-K filing), but before we file our annual report on Form 10-K. The approval of equity grants, which currently take the form of stock options, RSUs, and PSUs, occurs in connection with our annual compensation planning process described in the CD&A, which includes the C&O Committee’s approval of individual short- and long-term target incentive opportunities and the establishment of performance criteria for EIC and ESIP award periods that begin in that new fiscal year. Management and the C&O Committee believe that granting stock awards at the beginning of each year fosters our pay for performance philosophy by motivating stock plan participants to deliver on our goals.

In addition, the C&O Committee (or its designee in the case of grants to non-officer employees that are below a certain threshold) may approve grants to new hires or for special circumstances at other times during the year. The grant date for these off-cycle grants is also based on a long-standing, pre-determined schedule. In the case of a new hire grant, the grant date is the first NYSE trading day of the month following the month the person starts working for Eaton. The grant date for an off-cycle grant to an existing employee is the first NYSE trading day of the month following the approval of the grant.

The Governance Committee is responsible for approving stock grants for our Board members. The non-employee director annual grant date is the date of our annual general meeting of shareholders, concurrent with each director’s election or re-election to our Board (unless the meeting date occurs during a blackout, in which case the grant date will be the first NYSE trading day after the end of the blackout). If a director joins the Board after the annual general meeting of shareholders in any given year, he or she may receive a prorated grant that has a grant date of the first NYSE trading day of the month following the director’s appointment to the Board (unless the date occurs during a blackout, in which case the grant date will be the first NYSE trading day after the end of the blackout). Stock grants for non-employee directors currently take the form of RSUs.

Neither the C&O Committee nor the Governance Committee considers material nonpublic information when determining the timing and terms of equity grants. For all stock options, the exercise price is the NYSE closing price per ordinary share on the date of the grant. Further, our shareholder approved 2020 Stock Plan expressly prohibits backdating or repricing of stock options without shareholder approval. Eaton does not time the release of material nonpublic information based on stock or option award grant dates, vesting dates, or to affect the value of executive compensation.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/share)	Grant Date Fair Value of the Award

Percentage Change in the Closing Market
Price of the Securities Underlying the Award
Between the Trading Day Ending
Immediately Prior to the Disclosure of
Material Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
Nonpublic Information

P. Ruiz	2/26/2025	14,400	$297.35	$1,384,695	-1.37%
O. Leonetti	2/26/2025	8,650	$297.35	$831,779	-1.37%
H. Monesmith	2/26/2025	6,950	$297.35	$668,308	-1.37%
K. Awada(1)	-	-	-	-	-
L. Clark Dougherty(1)	-	-	-	-	-
C. Arnold	2/26/2025	30,000	$297.35	$2,884,782	-1.37%
E. Marshall	2/26/2025	3,850	$297.35	$370,214	-1.37%

	(1) Mr. Awada and Ms. Clark Dougherty did not receive stock option grants in 2025.
Award Timing MNPI Considered	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/share)	Grant Date Fair Value of the Award

Percentage Change in the Closing Market
Price of the Securities Underlying the Award
Between the Trading Day Ending
Immediately Prior to the Disclosure of
Material Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
Nonpublic Information

P. Ruiz	2/26/2025	14,400	$297.35	$1,384,695	-1.37%
O. Leonetti	2/26/2025	8,650	$297.35	$831,779	-1.37%
H. Monesmith	2/26/2025	6,950	$297.35	$668,308	-1.37%
K. Awada(1)	-	-	-	-	-
L. Clark Dougherty(1)	-	-	-	-	-
C. Arnold	2/26/2025	30,000	$297.35	$2,884,782	-1.37%
E. Marshall	2/26/2025	3,850	$297.35	$370,214	-1.37%

	(1) Mr. Awada and Ms. Clark Dougherty did not receive stock option grants in 2025.
P. Ruiz [Member]
Awards Close in Time to MNPI Disclosures
Name		P. Ruiz
Underlying Securities | shares		14,400
Exercise Price | $ / shares		$ 297.35
Fair Value as of Grant Date | $		$ 1,384,695
Underlying Security Market Price Change | Rate		(1.37%)
O. Leonetti [Member]
Awards Close in Time to MNPI Disclosures
Name		O. Leonetti
Underlying Securities | shares		8,650
Exercise Price | $ / shares		$ 297.35
Fair Value as of Grant Date | $		$ 831,779
Underlying Security Market Price Change | Rate		(1.37%)
H. Monesmith [Member]
Awards Close in Time to MNPI Disclosures
Name		H. Monesmith
Underlying Securities | shares		6,950
Exercise Price | $ / shares		$ 297.35
Fair Value as of Grant Date | $		$ 668,308
Underlying Security Market Price Change | Rate		(1.37%)
K. Awada [Member]
Awards Close in Time to MNPI Disclosures
Name	K. Awada
Underlying Securities | shares	0
Exercise Price | $ / shares	$ 0
Fair Value as of Grant Date | $	$ 0
Underlying Security Market Price Change | Rate	0.00%
L. Clark Dougherty [Member]
Awards Close in Time to MNPI Disclosures
Name	L. Clark Dougherty
Underlying Securities | shares	0
Exercise Price | $ / shares	$ 0
Fair Value as of Grant Date | $	$ 0
Underlying Security Market Price Change | Rate	0.00%
C. Arnold [Member]
Awards Close in Time to MNPI Disclosures
Name		C. Arnold
Underlying Securities | shares		30,000
Exercise Price | $ / shares		$ 297.35
Fair Value as of Grant Date | $		$ 2,884,782
Underlying Security Market Price Change | Rate		(1.37%)
E. Marshall [Member]
Awards Close in Time to MNPI Disclosures
Name		E. Marshall
Underlying Securities | shares		3,850
Exercise Price | $ / shares		$ 297.35
Fair Value as of Grant Date | $		$ 370,214
Underlying Security Market Price Change | Rate		(1.37%)